Leases	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Leases
24	Leases

i)	As a lessee
The Group leases office premises and motor vehicles. These leases, which have fixed rental payments, typically run for a period of one to eleven years with an option to renew the lease after that term.
The Group leases office equipment with contract terms of one to five years. These leases are short-term and/or leases of low-value items. The Group has elected not to recognize right-of-use assets and lease liabilities for these leases.

a)	Right-of-use assets
Right-of-use assets related to leased properties that do not meet the definition of investment property and are presented as property, plant and equipment.

	Property	Motor vehicles	Total
(in $ millions)	$	$	$
Balance at January 1, 2020	48	1	49
Depreciation	(29)	(1)	(30)
Additions	24	*	24
Derecognition	(5)	*	(5)
Effects of movement in exchange rates	1	*	1
Balance at December 31, 2020	39	*	39

*	Amounts less than $1 million

	Property	Motor vehicles	Total
(in $ millions)	$	$	$
Balance at January 1, 2021	39	*	39
Depreciation	(27)	*	(27)
Additions	100	6	106
Derecognition	*	*	*
Effects of movement in exchange rates	*	*	*
Balance at December 31, 2021	112	6	118

*	Amounts less than $1 million

b)	Amounts recognized in profit or loss

	2021	2020

(in $ millions)	$	$
Interest on lease liabilities	5	3
Income from sub-leasing right-of-use assets presented in ‘Revenue’	(1)	(2)
Expenses relating to short-term leases	1	1
Expenses relating to leases of low-value assets, excluding short-term leases of low-value assets	*	*
Expenses relating to variable lease payments not included in the measurement of lease liabilities	1	1

*	Amount less than $1 million

c)	Amounts recognized in statement of cash flows

	2021	2020

(in $ millions)	$	$
Total cash outflow for leases	24	30

ii)	As a lessor
The Group leases out its motor vehicles consisting of its owned vehicles as well as leased vehicles. All leases are classified as operating leases because they do not transfer substantially all of the risks and rewards incidental to the ownership of the assets.
Rental income recognized by the Group during 2021 was $103 million (2020: $95 million). The following table sets out a maturity analysis of lease receivables, showing the undiscounted lease payments to be received after the reporting date.

	2021	2020
(in $ millions)	$	$
Not later than one year	42	52
Later than one year and not later than five years	3	33
(Also refer to Notes 14 and 25)